SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
U.S. Fixed Income Fund
High Yield Bond Fund
Real Return Fund
Multi-Strategy Alternative Fund
(the "Funds")

Supplement dated April 1, 2014
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Prospectus Delivery

It has come to our attention that it is possible that some shareholders of Class A Shares of SEI Institutional Managed Trust (the "Trust") may have received the incorrect prospectus in connection with the recent annual update of the Funds' Prospectus. You should have received a prospectus dated January 31, 2014 for the Class A Shares of the Trust. If you received the incorrect prospectus, please call 1-800-DIAL-SEI to request a copy of the correct prospectus. We apologize for any inconvenience this may have caused.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Fund, the text relating to WestEnd Advisors, LLC is hereby deleted.

In addition, under the heading "Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to WestEnd Advisors, LLC is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Performance Information and Sub-Advisers for the Tax-Managed Large Cap Fund

In the table under the heading "Average Annual Total Returns (for the periods ended December 31, 2013)," in the "Performance Information" section of the Fund Summary for the Tax-Managed Large Cap Fund, the row related to "Return After Taxes on Distributions" is hereby deleted and replaced with the following:

Tax-Managed Large Cap Fund—Class A	1 Year	5 Years	10 Years	Since Inception* (3/5/1998)
Return After Taxes on Distributions	34.49%	18.01%	7.05%	4.75%

*  Index returns are shown from March 31, 1998.

In addition, in the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tax-Managed Large Cap Fund, the text relating to WestEnd Advisors, LLC is hereby deleted.

In addition, under the heading "Tax-Managed Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to WestEnd Advisors, LLC is hereby deleted.

There are no other changes in the performance information or portfolio management of the Tax-Managed Large Cap Fund.

Change in Sub-Adviser Name for the Small Cap and Small Cap Growth Funds

Effective March 28, 2014, Timberline Asset Management LLC ("Timberline"), which serves as a sub-adviser to each of the Small Cap and Small Cap Growth Funds, changed its name to Montibus Capital Management LLC ("MCM"). Therefore, in the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for each of the Small Cap and Small Cap Growth Funds, all references to "Timberline Asset Management LLC" are hereby replaced with "Montibus Capital Management LLC" and all abbreviations for "Timberline" are hereby deleted and replaced with "MCM" in the appropriate alphabetical order thereof.

In addition, under the headings "Small Cap Fund" and "Small Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," all references to "Timberline Asset Management LLC" are hereby replaced with "Montibus Capital Management LLC" and all abbreviations for "Timberline" are hereby deleted and replaced with "MCM" in the appropriate alphabetical order thereof.

There are no other changes in the portfolio management of the Small Cap and Small Cap Growth Funds.

Change in Sub-Advisers for the High Yield Bond Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the High Yield Bond Fund, the text relating to Guggenheim Partners Investment Management, LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Benefit Street Partners L.L.C.	Thomas Gahan	Since 2014	Chief Executive Officer
	Mike Paasche	Since 2014	Senior Managing Director

In addition, under the heading "High Yield Bond Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to "Guggenheim Partners Investment Management, LLC" is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Benefit Street Partners L.L.C.: Benefit Street Partners L.L.C. (Benefit Street), located at 9 West 57th Street, Suite 4700, New York, NY 10019, serves as Sub-Adviser to the High Yield Bond Fund. Benefit Street was formed in February 2011, and is an affiliate of Providence Equity Capital Markets (PECM), the debt investment arm of Providence Equity Partners L.L.C. (PEP), a leading sector-specialized private equity firm. PECM was established in 2008 as the debt investment arm of PEP. Since 2011, Benefit Street is the investment manager of all credit funds for the debt investment arm. Thomas Gahan and Michael Paasche manage the portion of the assets of the High Yield Bond Fund allocated to Benefit Street. Mr. Gahan is the founder and Chief Executive Officer of Benefit Street and has served as President/Chief Executive Officer of PECM since 2008. Michael Paasche has been a Senior Managing Director of PECM and its affiliates since 2008.

There are no other changes in the portfolio management of the High Yield Bond Fund.

Change in Portfolio Management for the Multi-Strategy Alternative Fund

In the chart under the heading "Sub-Adviser and Portfolio Managers," in the Fund Summary for the Multi-Strategy Alternative Fund, the text relating to Turner Investments, L.P. is hereby deleted and replaced with the following:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Turner Investments, L.P.	Christopher E. Baggini, CFA	Since 2011	Senior Portfolio Manager/Global Equity Analyst and Principal
	David J. Honold, Jr., CFA	Since 2011	Portfolio Manager/Global Equity Analyst and Principal
	Robert E. Turner, CFA	Since 2013	Chairman/Chief Investment Officer
	David Kovacs, CFA	Since 2013	Chief Investment Officer of Quantitative Strategies
	Michael S. Tung, M.D.	Since 2014	Senior Portfolio Manager/Global Equity Analyst

In addition, under the heading "Multi-Strategy Alternative Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Turner Investments, L.P. is hereby deleted and replaced with the following:

Turner Investments, L.P.: Turner Investments, L.P. (Turner), located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to the Multi-Strategy Alternative Fund. A team of investment professionals at Turner manages the portion of the Multi-Strategy Alternative Fund's assets allocated to Turner. The Turner team applies four sub-investment strategies within the portion of the Fund's assets allocated to Turner that are, collectively, designed to seek to achieve the Fund's investment strategy. Each portfolio manager discussed below is primarily in charge of one of the sub-investment strategies. The degree to which the portion of the Fund's assets allocated to Turner are invested among the sub-investment strategies may change over time as determined by SIMC and at certain times, one or more of the sub-investment strategies may not be implemented. Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst and Principal, earned an M.B.A. in Finance from New York University and a B.S. in Economics from Fairfield University. Mr. Baggini joined Turner in 2010 and has twenty-seven years of industry experience. Prior to joining Turner, Mr. Baggini was previously employed by Aberdeen Asset Management from 2007 to 2010. Donald J. Honold, Jr., CFA, Portfolio Manager/Global

Equity Analyst and Principal, received his B.A. with a concentration in Economics from the College of Holy Cross. Mr. Honold joined Turner in 2005 and has fifteen years of industry experience. Robert E. Turner, CFA, Chairman/Chief Investment Officer, earned an M.B.A. from Bradley University and a B.S. in Accounting from Bradley University. Mr. Turner founded Turner in 1990. He has thirty-two years of industry experience. David Kovacs, CFA, Chief Investment Officer of Quantitative Strategies, earned an M.B.A. in Finance and Accounting from the University of Notre Dame and a B.S. in Mathematics and Computer Science from the University of Notre Dame. Mr. Kovacs joined Turner in 1998 and has twenty-three years of industry experience. Michael S. Tung, M.D., Portfolio Manager/Global Equity Analyst is the lead portfolio manager of the Medical Sciences Long/Short Fund and the Global Medical Sciences Strategy in the Spectrum Fund. Mr. Tung joined Turner in 2013 and has 10 years of investment experience. Prior to joining Turner, Mr. Tung was employed with Expo Capital Management as a senior analyst from 2010 to 2012, and Delaware Investments as a portfolio manager from 2006 to 2010.

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SEI-F-859 (4/14)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund
(the "Funds")

Supplement dated April 1, 2014
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Prospectus Delivery

It has come to our attention that it is possible that some shareholders of Class A Shares of SEI Institutional Managed Trust (the "Trust") may have received the incorrect prospectus in connection with the recent annual update of the Funds' Prospectus. You should have received a prospectus dated January 31, 2014 for the Class A Shares of the Trust. If you received the incorrect prospectus, please call 1-800-DIAL-SEI to request a copy of the correct prospectus. We apologize for any inconvenience this may have caused.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-860 (4/14)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Small Cap Fund
Small Cap Growth Fund
Core Fixed Income Fund
U.S. Fixed Income Fund
High Yield Bond Fund
(the "Funds")

Supplement dated April 1, 2014
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap, Small Cap, Small Cap Growth and High Yield Bond Funds and the performance information of the Small Cap, Core Fixed Income and U.S. Fixed Income Funds.

Change in Sub-Advisers for the Large Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Large Cap Fund, the text relating to WestEnd Advisors, LLC is hereby deleted.

In addition, under the heading "Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to WestEnd Advisors, LLC is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Fund.

Change in Performance Information for the Small Cap Fund

In the "Performance Information" section of the Fund Summary for the Small Cap Fund, the information regarding the Small Cap Fund's worst quarter of performance history is hereby deleted and replaced with the following:

Worst Quarter: -23.12% (09/30/11)

There are no other changes in the performance information of the Small Cap Fund.

Change in Sub-Adviser Name for the Small Cap and Small Cap Growth Funds

Effective March 28, 2014, Timberline Asset Management LLC ("Timberline"), which serves as a sub-adviser to each of the Small Cap and Small Cap Growth Funds, changed its name to Montibus Capital Management LLC ("MCM"). Therefore, in the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for each of the Small Cap and Small Cap Growth Funds, all references to "Timberline Asset Management LLC" are hereby replaced with "Montibus Capital Management LLC" and all abbreviations for "Timberline" are hereby deleted and replaced with "MCM" in the appropriate alphabetical order thereof.

In addition, under the headings "Small Cap Fund" and "Small Cap Growth Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," all references to "Timberline Asset Management LLC" are hereby replaced with "Montibus Capital Management LLC" and all abbreviations for "Timberline" are hereby deleted and replaced with "MCM" in the appropriate alphabetical order thereof.

There are no other changes in the portfolio management of the Small Cap and Small Cap Growth Funds.

Change in Performance Information for the Core Fixed Income Fund

In the table under the heading "Average Annual Total Returns (for the periods ended December 31, 2013)," in the "Performance Information" section of the Fund Summary for the Core Fixed Income Fund, the Barclays U.S. Aggregate Bond Index Return, Since Inception, is hereby deleted and replaced with 6.88%.

There are no other changes in the performance information of the Core Fixed Income Fund.

Change in Performance Information for the U.S. Fixed Income Fund

In the table under the heading "Average Annual Total Returns (for the periods ended December 31, 2013)," in the "Performance Information" section of the Fund Summary for the U.S. Fixed Income Fund, the Barclays U.S. Aggregate Bond Index Return, Since Inception, is hereby deleted and replaced with 4.22%.

There are no other changes in the performance information of the U.S. Fixed Income Fund.

Change in Sub-Advisers for the High Yield Bond Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the High Yield Bond Fund, the text relating to Guggenheim Partners Investment Management, LLC is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Benefit Street Partners L.L.C.	Thomas Gahan	Since 2014	Chief Executive Officer
	Mike Paasche	Since 2014	Senior Managing Director

In addition, under the heading "High Yield Bond Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to "Guggenheim Partners Investment Management, LLC" is hereby deleted and replaced with the following text in the appropriate alphabetical order thereof:

Benefit Street Partners L.L.C.: Benefit Street Partners L.L.C. (Benefit Street), located at 9 West 57th Street, Suite 4700, New York, NY 10019, serves as Sub-Adviser to the High Yield Bond Fund. Benefit Street was formed in February 2011, and is an affiliate of Providence Equity Capital Markets (PECM), the debt investment arm of Providence Equity Partners L.L.C. (PEP), a leading sector-specialized private equity firm. PECM was established in 2008 as the debt investment arm of PEP. Since 2011, Benefit Street is the investment manager of all credit funds for the debt investment arm. Thomas Gahan and Michael Paasche manage the portion of the assets of the High Yield Bond Fund allocated to Benefit Street. Mr. Gahan is the founder and Chief Executive Officer of Benefit Street and has served as President/Chief Executive Officer of PECM since 2008. Michael Paasche has been a Senior Managing Director of PECM and its affiliates since 2008.

There are no other changes in the portfolio management of the High Yield Bond Fund.

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SEI-F-861 (4/14)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund
(the "Fund")

Supplement dated April 1, 2014
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Fund.

Change in Sub-Advisers for the Tax-Managed Large Cap Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the text relating to WestEnd Advisors, LLC is hereby deleted.

In addition, under the heading "Tax-Managed Large Cap Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to WestEnd Advisors, LLC is hereby deleted.

There are no other changes in the portfolio management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-862 (4/14)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Tax-Managed Large Cap Fund
Small Cap Fund
Small Cap Growth Fund
High Yield Bond Fund
(the "Funds")

Supplement dated April 1, 2014
to the Statement of Additional Information (the "SAI") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Funds.

Change in Sub-Advisers for the Large Cap and Tax-Managed Large Cap Funds

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to WestEnd Advisors, LLC's management of the Large Cap and Tax-Managed Large Cap Funds are hereby deleted.

In addition, under the sub-heading "WestEnd," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to WestEnd Advisors, LLC's management of the Large Cap and Tax-Managed Large Cap Funds are hereby deleted.

There are no other changes in the portfolio management of the Large Cap and Tax-Managed Large Cap Funds.

Change in Sub-Adviser Name for the Small Cap and Small Cap Growth Funds

Effective March 28, 2014, Timberline Asset Management LLC ("Timberline"), which serves as a sub-adviser to each of the Small Cap and Small Cap Growth Funds, changed its name to Montibus Capital Management LLC ("MCM"). Therefore, all references to "Timberline Asset Management LLC" are hereby replaced with "Montibus Capital Management LLC" and all abbreviations for "Timberline" are hereby deleted and replaced with "MCM" in the appropriate alphabetical order thereof.

There are no other changes in the portfolio management of the Small Cap and Small Cap Growth Funds.

Change in Sub-Advisers for the High Yield Bond Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Guggenheim Partners Investment Management, LLC's management of the High Yield Bond Fund are hereby deleted.

Under the same heading, the following paragraph is hereby added in the appropriate order thereof:

BENEFIT STREET PARTNERS L.L.C.—Benefit Street Partners L.L.C. ("Benefit Street") serves as sub-adviser to the High Yield Bond Fund. Benefit Street is an investment manager created by the principals of Providence Equity Capital Markets L.L.C. ("PECM"), which is the debt investment arm of Providence Equity Partners L.L.C. ("PEP"). The principal owners of Benefit Street are (i) Jonathan M. Nelson, through Providence Equity L.L.C. and (ii) Thomas Gahan, through BSP Holdco, LLC.

In addition, under the sub-heading "GPIM," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Guggenheim Partners Investment Management, LLC's management of the High Yield Bond Fund are hereby deleted.

In the same section, the following paragraphs are hereby added in the appropriate order thereof:

Benefit Street

Compensation. SIMC pays Benefit Street a fee based on the assets under management of the High Yield Bond Fund as set forth in an investment sub-advisory agreement between Benefit Street and SIMC. Benefit Street pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the High Yield Bond Fund.

Benefit Street, PECM, PEP or any of their affiliates (together with such affiliates, "Providence") maintain competitive compensation policies that are in line with industry standards for similarly-sized credit funds. The portfolio managers of the High Yield Bond Fund are compensated with a base salary and performance related bonus based on both the individual's performance and the High Yield Bond Fund's performance. While certain indices may be considered when considering a portfolio manager's compensation, specific benchmarks or periods of time are not necessarily used to calculate a portfolio manager's compensation.

Other factors considered when determining a portfolio manager's compensation include, without limitation, contribution to business results and overall business strategy, success of marketing/business development efforts and client servicing, seniority/length of service with the firm, and management and supervisory responsibilities. In addition, the portfolio managers may have capital and carried interest directly or indirectly in the general partners of other Providence sponsored credit funds.

Ownership of Fund Shares. As of December 31, 2013, Benefit Street's managers did not beneficially own any shares of the High Yield Bond Fund.

Other Accounts. As of December 31, 2013, Benefit Street's portfolio managers were responsible for the day-to-day management of certain other accounts (which do not include the High Yield Bond Fund), as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Thomas Gahan	0	$0	9		$6,169.45	2		$90.57
	0	$0	9	*	$6,169.45	2	*	$90.57
Michael Paasche	0	$0	7		$5,033.21	0		$0
	0	$0	7	*	$5,033.21	0		$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

†  Benefit Street utilizes a team-based approach to portfolio management, and each of the portfolio managers listed above are jointly responsible for the management of a portion of the accounts listed in each category.

Certain of the other funds listed above are managed by affiliates of Benefit Street. The total assets for the other funds include the sum of the net asset value of the applicable funds and uncalled commitments (including recallable amounts).

Conflicts of Interest. Benefit Street's individual portfolio managers may manage multiple client accounts. These other accounts may include separate accounts, pooled investment vehicles, other registered investment companies or offshore funds. Each client account may pursue investment opportunities similar to those pursued by another client account or by client accounts of Benefit Street's affiliates. The allocation of investment opportunities will be determined by Benefit Street and its affiliates in their good faith judgment and in accordance with, among other things, Benefit Street's policies and procedures regarding allocating investment opportunities, individual account investment guidelines, and the organizational documents or advisory agreements of the relevant client accounts. Allocation decisions can raise conflicts, for example, if the client accounts have different fee structures. Subject to applicable investment objectives and guidelines, Benefit Street and its affiliates generally allocate investment opportunities on a pro-rata basis among eligible client accounts based upon the current available capital of each such investment vehicle. In addition, certain investment opportunities are allocated using certain factors such as risk factors and/or diversification, client account investment restrictions, currency or other exposures, current portfolio composition (including current cash available), whether the client account has an existing investment in the portfolio company, as well as the client account's phase in its life cycle (for example, certain opportunities may be over-allocated or under-allocated to a client account during the beginning or the end of its investment cycle).

Benefit Street may establish one or more additional investment funds with investment objectives substantially similar to, or different from, those of the current client accounts. Allocation of available investment opportunities between the current client accounts and any such investment fund could give rise to conflicts of interest. In addition, it is expected that employees of Benefit Street responsible for managing a particular client account will have responsibilities with respect to other client accounts and client accounts managed by Benefit Street's affiliates, including funds that may be established in the future. Conflicts of interest may arise in allocating time, services or functions of these employees between client accounts.

Benefit Street, its affiliates, and officers, principals or employees of Benefit Street and its affiliates may buy or sell securities or other instruments that Benefit Street has recommended to client accounts, including the High Yield Bond Fund. In addition, such officers, principals or employees may buy securities in transactions offered to but rejected by clients. Such transactions are subject to the policies and procedures set forth in Benefit Street's Code of Ethics. Benefit Street, its affiliates, and their employees are prohibited from "front running" (i.e., purchasing a security for a personal account while knowing that a client account is about to purchase the same security, and then selling the security at a profit upon the rise in the market price following the purchase by the client account). They are similarly prohibited from engaging in short selling when they have access to confidential information that a client account is about to sell a particular security. In addition, they are prohibited from "intermarket front running" (e.g., trading in an option for a personal account when a client account is trading in the underlying security and vice versa).

Certain client accounts of Benefit Street and its affiliates may invest in bank debt and securities of companies in which other client accounts hold securities, including equity securities, including a controlling position. In the event that such investments are made by a client account, the interests of such client account may be in conflict with the interests of other client accounts of Benefit Street or its affiliates, particularly in circumstances where the underlying company is facing financial distress. The involvement of client accounts at both the equity and debt levels could inhibit strategic information exchanges among fellow creditors. In certain circumstances, client accounts of Benefit Street or its affiliates may be prohibited from exercising voting or other rights, and may be subject to claims by other creditors with respect to the subordination of their interest. If additional capital is necessary as a result of financial or other difficulties, or to finance growth or other opportunities, the client accounts may or may not provide such additional capital, and if provided each client account will supply such additional capital in such amounts, if any, as determined by Benefit Street or its affiliates. Benefit Street and its affiliates may seek to address these conflicts by adopting policies and procedures designed to ensure that the team managing the investments make independent decisions through the enforcement of information barriers and similar procedures.

A portfolio manager may also face other potential conflicts of interest in managing the High Yield Bond Fund, and the description above is not a complete description of every conflict of interest that could arise in managing both the High Yield Bond Fund and the other accounts listed above.

There are no other changes in the portfolio management of the High Yield Bond Fund.

Change in Portfolio Management for the Multi-Strategy Alternative Fund

Under the sub-heading "Turner," under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the text with respect to "Ownership of Fund Shares" and "Other Accounts" is hereby deleted and replaced with the following:

Ownership of Fund Shares. As of December 31, 2013, Turner's portfolio managers did not beneficially own any shares of the Multi-Strategy Alternative Fund.

Other Accounts. As of September 30, 2013, in addition to the Multi-Strategy Alternative Fund, Turner's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Christopher E. Baggini, CFA	5	$312.96	2		$6.27	0		$0
	0	$0	2	*	$6.27	0		$0
David J. Honold, Jr., CFA	3	$116.87	2		$12.81	0		$0
	0	$0	2	*	$12.81	0		$0
Robert E. Turner, CFA	3	$179.11	9		$284.80	15		$1,616
	0	$0	1	*	$5.37	2	*	$417.82
David Kovacs, CFA	2	$399.03	2		$25.22	1		$264.24
	0	$0	1	*	$0.84	0		$0
Michael S. Tung, M.D.**	0	$0	0		$0	0		$0
	0	$0	0		$0	0		$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  As of January 31, 2014.

There are no other changes in the portfolio management of the Multi-Strategy Alternative Fund.

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SEI-F-863 (4/14)